Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments
Commitments

NOTE 7 – COMMITMENTS

International distribution agreement

On February 28, 2014, the Company entered into an International Distribution Agreement (the “International Distribution Agreement”) with its major supplier. Through September 30, 2016, the Company has complied with its minimum purchase commitments. Future minimum purchase amounts under the International Distribution Agreement at December 31, 2015 are as follows:

Years ending December 31,	Amount
2016	$1,000,000
2017	1,500,000
2018	2,500,000
Total minimum purchase amounts	$5,000,000

NOTE 7 – COMMITMENTS

International distribution agreement

On February 28, 2014, the Company entered into an International Distribution Agreement (the “International Distribution Agreement”) with its major supplier. Through December 31, 2015, the Company has complied with its minimum purchase commitments. Future minimum purchase amounts under the International Distribution Agreement at December 31, 2015 are as follows:

Years ending December 31,	Amount
2016	$1,000,000
2017	1,500,000
2018	2,500,000
Total minimum purchase amounts	$5,000,000

Leases

The Company leases its facilities under non-cancelable operating leases. Rent expense for operating leases was $77,435 and $41,600 for the years ended December 31, 2015 and 2014, respectively. Future minimum lease payments under non-cancelable operating lease at December 31, 2015 are as follows:

Years ending December 31,	Amount
2016	$19,709
2017	1,150
Total minimum non-cancelable operating lease payments	$20,859